Bonds Payable - Summary of Bonds Payable (Detail) $ in Millions, $ in Millions	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)
Bonds payable [line items]
Less: Current portion	$ (6,997.7)		$ (18,100.0)
Noncurrent bonds payable	913,899.8	$ 29,846.4	834,336.4
Cost [member] | Taiwan [member]
Bonds payable [line items]
Unsecured bonds	447,194.0		379,526.0
Cost [member] | Overseas [member]
Bonds payable [line items]
Unsecured bonds	476,578.5		476,051.5
Discounts on bonds payable [member]
Bonds payable [line items]
Discounts on bonds payable	$ (2,875.0)		$ (3,141.1)